EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated September 14, 2016, for Class A, Class C, Institutional Class, Investor Class and Class R6 of Neuberger Berman Short Duration Bond Fund, a series of Neuberger Berman Income Funds, which was filed with the Securities and Exchange Commission on September 14, 2016 (Accession No. 0000898432-16-002897).